Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest rate swaps	$ 131,238	$ 403,710
Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) - Effective Portion
Interest rate swaps	$ 131,238	$ 403,710